Non-controlling interest - Summarized financial information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Non-Controlling Interest [Line Items]
Total current assets	$ 85,789	$ 68,645
Total non-current assets	160,419	164,756
Total current liabilities	(61,480)	(58,137)
Total non-current liabilities	(39,216)	(41,598)
Net income for the year ended	(3,811)	(40,952)
Total Comprehensive income (loss)	(2,220)	(38,925)
Non-controlling interest
Non-Controlling Interest [Line Items]
Total current assets	5,482	3,017
Total non-current assets	6,365	21,085
Total current liabilities	(1,496)	(4,128)
Total non-current liabilities	(758)	(4,891)
Revenues for the year ended	16,393	31,723
Net income for the year ended	1,749	(13,252)
Total Comprehensive income (loss)	$ 2,062	$ (10,672)